Cover	Oct. 08, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2021
Entity File Number	001-40581
Entity Registrant Name	FREYR Battery
Entity Central Index Key	0001844224
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	412F, route d’Esch,
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2086
City Area Code	00 352
Local Phone Number	46 61 11 3721
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, no par value
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	FREY
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share for $11.50 per share
Trading Symbol	FREY WS
Security Exchange Name	NYSE